DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 5:-	DERIVATIVE INSTRUMENTS

As of December 31, 2017, the Company had outstanding forward exchange contracts designated as a cash flow hedge for the acquisition of NIS 38,077 in consideration for $ 10,743 maturing in a period of up to one year.  As of June 30, 2018, the Company had outstanding forward exchange contracts designated as a cash flow hedge for the acquisition of NIS 78,348 in consideration for $ 22,518 maturing in a period of up to one year.

The Company also enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to one month (the "Fair Value Hedging Program"). The purpose of the Company's Fair Value Hedging Program is to protect the fair value of the monetary assets from foreign exchange rates fluctuations. Gains and losses from derivatives related to the Fair Value Hedging Program are not designated as hedging instruments.

	Loss recognized in Statements of Comprehensive income		Gain (loss) recognized in consolidated statements of operations
	Six months ended June 30, 2018	Statement of	Six months ended June 30,
		Operations item	2017	2018

Derivatives designated as hedging instruments:
forward contract	$(875)	Operating expenses	$(156)	$(262)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(1,374)	1,076

Total	$(875)		$(1,530)	$814

		December 31,	June 30,
	Balance sheet	2017	2018

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$303	$-
	"Other account payables and accrued expenses"	$-	$(875)
	"Other comprehensive income (loss)"	$303	$(875)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$148	$216
	"Other account payables and accrued expenses"	$(457)	$(260)